Contribution of Segments to Overall Profitability (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net (income) loss attributable to noncontrolling interests	$ (78)		$ (53)		$ (63)
Total fee and other revenue	11,506	[1]	11,696	[2]	10,891	[3]
Average assets of discontinued operations					404
Consolidated average assets, including discontinued operations					237,840
Investment Management Funds
Segment Reporting Information [Line Items]
Income of consolidated investment management funds	189		200		226
Net (income) loss attributable to noncontrolling interests	(76)		(50)		(59)
Total fee and other revenue	$ 113		$ 150		$ 167

[1]	Total fee and other revenue includes income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes includes noncontrolling interests of $76 million.
[2]	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
[3]	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.